Form N-1A Supplement	Jun. 11, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 11, 2026 to the currently effective Summary Prospectus and
Prospectus for iShares Texas Equity ETF (TEXN) (the “Fund”)
FTSE Russell (the “Index Provider”) has made certain changes to the methodology for the index that is tracked by the Fund (the “Underlying Index”) with respect to initial public offerings.
Effective immediately, the second and third paragraphs of the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus are deleted and replaced with the following:
To be eligible for the Underlying Index, at each rebalance date, each security must be included in the Russell 3000 Index, have a float-adjusted market capitalization of $500 million or more, and have a three-month daily value traded of at least $3 million. However, initial public offerings that are included in the Russell 3000 Index pursuant to the Index Provider’s fast entry rules (“Fast Entry IPOs”) are not measured against this daily volume average until they have traded for longer than three months. Eligible securities of companies that are headquartered in the State of Texas, as determined by the Index Provider, are selected for inclusion in the Underlying Index and weighted by float-adjusted market capitalization.
The Underlying Index is reconstituted and rebalanced quarterly, at the close of the fourth Friday in June and the third Friday of March, September and December. Fast Entry IPOs, however, are added to the Underlying Index when they are added to the Russell 3000 Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Texas Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 11, 2026 to the currently effective Summary Prospectus and
Prospectus for iShares Texas Equity ETF (TEXN) (the “Fund”)
FTSE Russell (the “Index Provider”) has made certain changes to the methodology for the index that is tracked by the Fund (the “Underlying Index”) with respect to initial public offerings.
Effective immediately, the second and third paragraphs of the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus are deleted and replaced with the following:
To be eligible for the Underlying Index, at each rebalance date, each security must be included in the Russell 3000 Index, have a float-adjusted market capitalization of $500 million or more, and have a three-month daily value traded of at least $3 million. However, initial public offerings that are included in the Russell 3000 Index pursuant to the Index Provider’s fast entry rules (“Fast Entry IPOs”) are not measured against this daily volume average until they have traded for longer than three months. Eligible securities of companies that are headquartered in the State of Texas, as determined by the Index Provider, are selected for inclusion in the Underlying Index and weighted by float-adjusted market capitalization.
The Underlying Index is reconstituted and rebalanced quarterly, at the close of the fourth Friday in June and the third Friday of March, September and December. Fast Entry IPOs, however, are added to the Underlying Index when they are added to the Russell 3000 Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.